Management Risks - Summary of Position of Accounts Subject to Interest Rate Risk (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and deposits on demand	R$ 18,749	R$ 18,542
Central Bank compulsory deposits	98,837	85,700
Interbank deposits	29,053	22,692
Securities purchased under agreements to resell	244,707	265,051
Financial assets held for trading	270,121	204,648
Financial assets designated at fair value through profit or loss	1,746	1,191
Derivatives	22,843	24,231
Available-for-sale financial assets	102,284	88,277
Held-to-maturity financial assets	36,560	40,495
Loan operations and lease operations portfolio, net	465,472	463,394
Total assets	1,434,969	1,353,241	R$ 1,276,415
Liabilities
Deposits	402,938	329,414
Securities sold under repurchase agreements	312,634	349,164
Financial liabilities held for trading	465	519
Derivatives	26,746	24,698
Interbank market debt	129,616	135,483
Total liabilities	1,286,963	1,218,427	R$ 1,162,356
Currency risk [member]
Assets
Cash and deposits on demand	10,475	11,464
Central Bank compulsory deposits		5,369
Interbank deposits	22,684	16,648
Securities purchased under agreements to resell	789	971
Financial assets held for trading	10,747	10,745
Financial assets designated at fair value through profit or loss	1,746	1,191
Derivatives	10,734	10,638
Available-for-sale financial assets	35,329	34,748
Held-to-maturity financial assets	10,059	13,059
Loan operations and lease operations portfolio, net	163,918	158,000
Total assets	266,481	262,833
Liabilities
Deposits	142,641	136,485
Securities sold under repurchase agreements	17,022	20,938
Financial liabilities held for trading	465	519
Derivatives	11,246	9,170
Interbank market debt	36,595	43,042
Institutional market debt	69,979	64,004
Total liabilities	277,948	274,158
Net position	(11,467)	(11,325)
United States of America, Dollars | Currency risk [member]
Assets
Cash and deposits on demand	4,958	6,719
Central Bank compulsory deposits		81
Interbank deposits	8,473	8,860
Securities purchased under agreements to resell	195	199
Financial assets held for trading	6,869	6,833
Financial assets designated at fair value through profit or loss	1,746	1,191
Derivatives	4,047	5,313
Available-for-sale financial assets	19,264	22,513
Held-to-maturity financial assets	9,605	12,519
Loan operations and lease operations portfolio, net	42,038	43,641
Total assets	97,195	107,869
Liabilities
Deposits	42,891	37,824
Securities sold under repurchase agreements	14,489	18,353
Financial liabilities held for trading	465	519
Derivatives	5,381	4,783
Interbank market debt	26,661	34,659
Institutional market debt	37,367	37,077
Total liabilities	127,254	133,215
Net position	(30,059)	(25,346)
Chile, Pesos | Currency risk [member]
Assets
Cash and deposits on demand	2,527	1,581
Interbank deposits	469	1,007
Securities purchased under agreements to resell		112
Financial assets held for trading	158	305
Derivatives	6,203	4,873
Available-for-sale financial assets	10,881	8,337
Loan operations and lease operations portfolio, net	80,316	73,325
Total assets	100,554	89,540
Liabilities
Deposits	52,393	51,330
Securities sold under repurchase agreements	238	27
Derivatives	5,541	4,105
Interbank market debt	5,862	5,932
Institutional market debt	29,565	23,643
Total liabilities	93,599	85,037
Net position	6,955	4,503
Other [Member] | Currency risk [member]
Assets
Cash and deposits on demand	2,990	3,164
Central Bank compulsory deposits		5,288
Interbank deposits	13,742	6,781
Securities purchased under agreements to resell	594	660
Financial assets held for trading	3,720	3,607
Derivatives	484	452
Available-for-sale financial assets	5,184	3,898
Held-to-maturity financial assets	454	540
Loan operations and lease operations portfolio, net	41,564	41,034
Total assets	68,732	65,424
Liabilities
Deposits	47,357	47,331
Securities sold under repurchase agreements	2,295	2,558
Derivatives	324	282
Interbank market debt	4,072	2,451
Institutional market debt	3,047	3,284
Total liabilities	57,095	55,906
Net position	R$ 11,637	R$ 9,518